Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Boeing Co. (The)	280	$95,530
General Dynamics Corp.	114	21,197
Huntington Ingalls Industries Inc.	23	5,251
L3Harris Technologies Inc.	26	5,398
Lockheed Martin Corp.	86	31,147
Northrop Grumman Corp.	40	13,823
Raytheon Co.	46	8,385
Spirit AeroSystems Holdings Inc., Class A	62	4,764
Textron Inc.	182	8,972
United Technologies Corp.	173	23,113

		217,580

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	49	4,103
Expeditors International of Washington Inc.	53	4,046
FedEx Corp.	85	14,495
United Parcel Service Inc., Class B	268	32,018

		54,662

Airlines — 0.8%
American Airlines Group Inc.	345	10,526
Delta Air Lines Inc.	414	25,271
Southwest Airlines Co.	306	15,768
United Airlines Holdings Inc.(a)	145	13,327

		64,892

Auto Components — 0.2%
Aptiv PLC	67	5,873
Gentex Corp.	155	4,250
Lear Corp.	41	5,198

		15,321

Automobiles — 0.6%
Ford Motor Co.	1,848	17,611
General Motors Co.	625	25,213
Harley-Davidson Inc.	140	5,009

		47,833

Banks — 11.8%
Bank of America Corp.	6,212	190,584
BB&T Corp.	386	19,890
CIT Group Inc.	400	20,220
Citigroup Inc.	2,218	157,833
Citizens Financial Group Inc.	315	11,737
Comerica Inc.	147	10,760
Fifth Third Bancorp.	701	20,813
Huntington Bancshares Inc./OH	623	8,878
JPMorgan Chase & Co.	1,910	221,560
KeyCorp.	680	12,492
M&T Bank Corp.	96	15,768
PacWest Bancorp.	108	4,172
PNC Financial Services Group Inc. (The)	239	34,153
Regions Financial Corp.	1,148	18,288
SunTrust Banks Inc.	276	18,382
U.S. Bancorp.	685	39,148
Wells Fargo & Co.	3,944	190,929
Zions Bancorp. N.A.	136	6,129

		1,001,736

Beverages — 1.5%
Coca-Cola Co. (The)	1,080	56,841
Constellation Brands Inc., Class A	49	9,644
Monster Beverage Corp.(a)	104	6,705

Security	Shares	Value

Beverages (continued)
PepsiCo Inc.	410	$52,402

		125,592

Biotechnology — 3.5%
AbbVie Inc.	1,170	77,945
Amgen Inc.	631	117,732
Biogen Inc.(a)	92	21,879
Celgene Corp.(a)	467	42,899
Gilead Sciences Inc.	523	34,267

		294,722

Building Products — 0.3%
Fortune Brands Home & Security Inc.	80	4,395
Johnson Controls International PLC	345	14,642
Masco Corp.	123	5,015

		24,052

Capital Markets — 3.6%
Ameriprise Financial Inc.	99	14,406
Bank of New York Mellon Corp. (The)	637	29,888
BlackRock Inc.(b)	71	33,205
Charles Schwab Corp. (The)	225	9,725
CME Group Inc.	37	7,194
E*TRADE Financial Corp.	147	7,172
Franklin Resources Inc.	349	11,388
Goldman Sachs Group Inc. (The)	234	51,510
Intercontinental Exchange Inc.	155	13,618
Invesco Ltd.	197	3,780
Moody’s Corp.	29	6,216
Morgan Stanley	1,240	55,254
MSCI Inc.	26	5,908
Nasdaq Inc.	43	4,144
Northern Trust Corp.	106	10,388
S&P Global Inc.	69	16,902
State Street Corp.	137	7,958
T Rowe Price Group Inc.	98	11,112
TD Ameritrade Holding Corp.	138	7,052

		306,820

Chemicals — 1.6%
Air Products & Chemicals Inc.	33	7,533
Albemarle Corp.	53	3,867
Celanese Corp.	66	7,403
Chemours Co. (The)	170	3,242
DuPont de Nemours Inc.	610	44,018
Eastman Chemical Co.	73	5,501
Ecolab Inc.	35	7,060
Linde PLC	88	16,833
LyondellBasell Industries NV, Class A	259	21,676
PPG Industries Inc.	106	12,443
Sherwin-Williams Co. (The)	11	5,643

		135,219

Commercial Services & Supplies — 0.3%
Cintas Corp.	20	5,209
Republic Services Inc.	95	8,422
Waste Management Inc.	102	11,934

		25,565

Communications Equipment — 2.2%
Cisco Systems Inc.	3,064	169,746
F5 Networks Inc.(a)	28	4,108
Juniper Networks Inc.	238	6,431

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions Inc.	23	$3,817

		184,102

Consumer Finance — 1.2%
Ally Financial Inc.	280	9,215
American Express Co.	266	33,082
Capital One Financial Corp.	142	13,124
Discover Financial Services	243	21,807
Navient Corp.	299	4,231
Synchrony Financial	572	20,523

		101,982

Containers & Packaging — 0.3%
Ball Corp.	68	4,861
International Paper Co.	213	9,353
Sealed Air Corp.	174	7,271
Westrock Co.	109	3,929

		25,414

Distributors — 0.0%
Genuine Parts Co.	40	3,885

Diversified Financial Services — 0.3%
AXA Equitable Holdings Inc.	331	7,441
Berkshire Hathaway Inc., Class B(a)	52	10,682
Voya Financial Inc.	138	7,752

		25,875

Diversified Telecommunication Services — 2.3%
AT&T Inc.	3,368	114,681
CenturyLink Inc.	1,169	14,133
Verizon Communications Inc.	1,264	69,861

		198,675

Electric Utilities — 1.0%
American Electric Power Co. Inc.	103	9,044
Avangrid Inc.	78	3,943
Duke Energy Corp.	150	13,008
Edison International	97	7,230
Evergy Inc.	121	7,319
Eversource Energy	63	4,779
Exelon Corp.	115	5,182
NextEra Energy Inc.	67	13,880
PPL Corp.	150	4,445
Southern Co. (The)	204	11,465
Xcel Energy Inc.	83	4,948

		85,243

Electrical Equipment — 0.5%
Eaton Corp. PLC	203	16,685
Emerson Electric Co.	273	17,712
Rockwell Automation Inc.	71	11,415

		45,812

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	77	7,186
Avnet Inc.	90	4,088
CDW Corp./DE	48	5,672
Corning Inc.	671	20,633
Jabil Inc.	144	4,447
TE Connectivity Ltd.	129	11,919

		53,945

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	606	15,386
Halliburton Co.	226	5,198

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger Ltd.	682	$27,260

		47,844

Entertainment — 0.7%
Electronic Arts Inc.(a)	65	6,012
Walt Disney Co. (The)	395	56,489

		62,501

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	68	14,390
AvalonBay Communities Inc.	26	5,428
Boston Properties Inc.	31	4,121
Colony Capital Inc.	767	4,334
Digital Realty Trust Inc.	34	3,888
Equity Residential	76	5,996
Essex Property Trust Inc.	13	3,929
HCP Inc.	136	4,342
Host Hotels & Resorts Inc.	235	4,087
Macerich Co. (The)	112	3,702
Park Hotels & Resorts Inc.	151	3,988
Prologis Inc.	113	9,109
Public Storage	42	10,196
SBA Communications Corp.(a)	27	6,626
Simon Property Group Inc.	128	20,762
SL Green Realty Corp.	99	8,027
Ventas Inc.	123	8,277
VEREIT Inc.	428	3,903
Vornado Realty Trust	55	3,538
Weyerhaeuser Co.	345	8,766
WP Carey Inc.	47	4,067

		141,476

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	41	11,301
Kroger Co. (The)	811	17,161
Sysco Corp.	187	12,822
Walgreens Boots Alliance Inc.	1,083	59,013
Walmart Inc.	883	97,465

		197,762

Food Products — 1.0%
Archer-Daniels-Midland Co.	212	8,709
Campbell Soup Co.	91	3,762
Conagra Brands Inc.	166	4,792
Hershey Co. (The)	38	5,766
Hormel Foods Corp.	88	3,607
Kellogg Co.	146	8,500
Kraft Heinz Co. (The)	606	19,398
Mondelez International Inc., Class A	487	26,050
Tyson Foods Inc., Class A	69	5,486

		86,070

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	210	18,291
Baxter International Inc.	203	17,046
Becton Dickinson and Co.	25	6,320
Medtronic PLC	341	34,762
Stryker Corp.	39	8,181

		84,600

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	75	6,536
Anthem Inc.	72	21,212
Cardinal Health Inc.	190	8,689

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.	73	$12,404
CVS Health Corp.	650	36,315
DaVita Inc.(a)	149	8,917
HCA Healthcare Inc.	129	17,223
Humana Inc.	49	14,541
McKesson Corp.	102	14,173
Quest Diagnostics Inc.	46	4,696
UnitedHealth Group Inc.	205	51,047

		195,753

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	311	14,689
Darden Restaurants Inc.	34	4,133
Domino’s Pizza Inc.	24	5,869
Hilton Worldwide Holdings Inc.	125	12,069
Hyatt Hotels Corp., Class A	73	5,647
Las Vegas Sands Corp.	387	23,390
Marriott International Inc./MD, Class A	199	27,673
McDonald’s Corp.	304	64,059
Royal Caribbean Cruises Ltd.	57	6,631
Six Flags Entertainment Corp.	74	3,909
Starbucks Corp.	841	79,634
Wyndham Destinations Inc.	99	4,659
Yum! Brands Inc.	166	18,678

		271,040

Household Durables — 0.4%
Newell Brands Inc.	621	8,812
NVR Inc.(a)	2	6,688
PulteGroup Inc.	156	4,915
Toll Brothers Inc.	101	3,633
Whirlpool Corp.	66	9,602

		33,650

Household Products — 1.7%
Clorox Co. (The)	32	5,203
Colgate-Palmolive Co.	281	20,159
Kimberly-Clark Corp.	117	15,871
Procter & Gamble Co. (The)	850	100,334

		141,567

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	207	7,067

Industrial Conglomerates — 1.3%
3M Co.	266	46,476
General Electric Co.	1,943	20,304
Honeywell International Inc.	239	41,218

		107,998

Insurance — 2.9%
Aflac Inc.	271	14,265
Allstate Corp. (The)	175	18,795
American International Group Inc.	459	25,699
Aon PLC	95	17,979
Assured Guaranty Ltd.	90	3,932
Chubb Ltd.	117	17,882
Hartford Financial Services Group Inc. (The)	105	6,051
Lincoln National Corp.	126	8,233
Loews Corp.	187	10,012
Marsh & McLennan Companies Inc.	104	10,275
MetLife Inc.	741	36,620
Principal Financial Group Inc.	130	7,545
Progressive Corp. (The)	144	11,661

Security	Shares	Value

Insurance (continued)
Prudential Financial Inc.	224	$22,694
Travelers Companies Inc. (The)	110	16,128
Unum Group	131	4,186
White Mountains Insurance Group Ltd.	5	5,380
Willis Towers Watson PLC	30	5,857

		243,194

Interactive Media & Services — 1.4%
Alphabet Inc., Class A(a)	23	28,019
Alphabet Inc., Class C, NVS(a)	27	32,850
Facebook Inc., Class A(a)	319	61,959

		122,828

Internet & Direct Marketing Retail — 1.0%
Booking Holdings Inc.(a)	22	41,506
eBay Inc.	801	32,993
Expedia Group Inc.	45	5,973
Qurate Retail Inc.(a)	509	7,197

		87,669

IT Services — 4.0%
Accenture PLC, Class A	158	30,428
Akamai Technologies Inc.(a)	49	4,318
Alliance Data Systems Corp.	32	5,021
Automatic Data Processing Inc.	103	17,152
Cognizant Technology Solutions Corp., Class A	195	12,702
DXC Technology Co.	135	7,529
Fidelity National Information Services Inc.	82	10,908
Fiserv Inc.(a)	114	12,019
FleetCor Technologies Inc.(a)	17	4,831
International Business Machines Corp.	544	80,643
Leidos Holdings Inc.	47	3,859
Mastercard Inc., Class A	165	44,924
Paychex Inc.	79	6,561
PayPal Holdings Inc.(a)	143	15,787
Total System Services Inc.	30	4,072
VeriSign Inc.(a)	23	4,855
Visa Inc., Class A	384	68,352
Western Union Co. (The)	279	5,859

		339,820

Leisure Products — 0.0%
Hasbro Inc.	37	4,483

Life Sciences Tools & Services — 0.2%
IQVIA Holdings Inc.(a)	72	11,460
Waters Corp.(a)	39	8,212

		19,672

Machinery — 1.4%
Allison Transmission Holdings Inc.	107	4,916
Caterpillar Inc.	219	28,836
Cummins Inc.	69	11,316
Deere & Co.	69	11,430
Dover Corp.	59	5,714
Illinois Tool Works Inc.	134	20,667
Ingersoll-Rand PLC	86	10,635
PACCAR Inc.	63	4,419
Parker-Hannifin Corp.	45	7,878
Stanley Black & Decker Inc.	32	4,723
Terex Corp.	160	4,872

		115,406

Media — 1.6%
CBS Corp., Class B, NVS	127	6,542

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Charter Communications Inc., Class A(a)	151	$58,192
Comcast Corp., Class A	620	26,766
Interpublic Group of Companies Inc. (The)	184	4,217
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	120	4,996
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	250	10,465
Omnicom Group Inc.	105	8,423
Sirius XM Holdings Inc.	2,285	14,304

		133,905

Metals & Mining — 0.3%
Newmont Goldcorp Corp.	104	3,798
Nucor Corp.	139	7,559
Southern Copper Corp.	245	8,768
Steel Dynamics Inc.	164	5,168

		25,293

Mortgage Real Estate Investment — 0.0%
Starwood Property Trust Inc.	172	3,996

Multi-Utilities — 0.3%
Dominion Energy Inc.	74	5,498
DTE Energy Co.	39	4,957
Public Service Enterprise Group Inc.	112	6,401
WEC Energy Group Inc.	72	6,153

		23,009

Multiline Retail — 0.5%
Dollar General Corp.	62	8,309
Kohl’s Corp.	110	5,925
Nordstrom Inc.	132	4,371
Target Corp.	268	23,155

		41,760

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	257	18,931
Apache Corp.	138	3,370
Cabot Oil & Gas Corp.	164	3,142
Chevron Corp.	527	64,879
ConocoPhillips	580	34,266
Devon Energy Corp.	541	14,607
EOG Resources Inc.	47	4,035
Exxon Mobil Corp.	1,460	108,566
Hess Corp.	88	5,706
Kinder Morgan Inc./DE	694	14,310
Marathon Oil Corp.	301	4,235
Marathon Petroleum Corp.	654	36,879
Occidental Petroleum Corp.	457	23,471
ONEOK Inc.	64	4,485
Phillips 66	347	35,588
Valero Energy Corp.	315	26,854
Williams Companies Inc. (The)	451	11,113

		414,437

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	60	11,051
Herbalife Nutrition Ltd.(a)	130	5,333

		16,384

Pharmaceuticals — 4.7%
Allergan PLC	180	28,890
Bristol-Myers Squibb Co.	479	21,272
Eli Lilly & Co.	313	34,101
Johnson & Johnson	788	102,613
Merck & Co. Inc.	1,041	86,393
Pfizer Inc.	3,109	120,754

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	58	$6,664

		400,687

Professional Services — 0.2%
IHS Markit Ltd.(a)	102	6,571
ManpowerGroup Inc.	40	3,654
Nielsen Holdings PLC	186	4,308

		14,533

Road & Rail — 1.5%
CSX Corp.	406	28,582
Norfolk Southern Corp.	106	20,259
Union Pacific Corp.	423	76,119

		124,960

Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices Inc.	73	8,575
Applied Materials Inc.	766	37,817
Broadcom Inc.	231	66,988
Intel Corp.	2,109	106,610
KLA Corp.	62	8,452
Lam Research Corp.	143	29,831
Maxim Integrated Products Inc.	122	7,221
NVIDIA Corp.	82	13,835
QUALCOMM Inc.	1,537	112,447
Skyworks Solutions Inc.	101	8,613
Teradyne Inc.	102	5,685
Texas Instruments Inc.	428	53,504
Xilinx Inc.	43	4,911

		464,489

Software — 5.0%
Adobe Inc.(a)	46	13,747
CDK Global Inc.	116	6,017
Citrix Systems Inc.	89	8,387
Intuit Inc.	28	7,765
Microsoft Corp.	1,477	201,271
Oracle Corp.	3,264	183,763
VMware Inc., Class A	28	4,886

		425,836

Specialty Retail — 3.0%
AutoZone Inc.(a)	10	11,230
Best Buy Co. Inc.	248	18,979
CarMax Inc.(a)	61	5,353
Foot Locker Inc.	107	4,393
Gap Inc. (The)	298	5,811
Home Depot Inc. (The)	507	108,341
L Brands Inc.	273	7,084
Lowe’s Companies Inc.	334	33,868
O’Reilly Automotive Inc.(a)	34	12,946
RH(a)	48	6,691
Ross Stores Inc.	103	10,921
Tiffany & Co.	43	4,039
TJX Companies Inc. (The)	399	21,770
Ulta Salon Cosmetics & Fragrance Inc.(a)	11	3,842

		255,268

Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	2,053	437,371
Dell Technologies Inc., Class C(a)	994	57,394
Hewlett Packard Enterprise Co.	1,922	27,619
HP Inc.	1,212	25,500
NetApp Inc.	192	11,230

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Seagate Technology PLC	203	$9,401
Western Digital Corp.	218	11,748
Xerox Corp.	122	3,916

		584,179

Textiles, Apparel & Luxury Goods — 0.6%
NIKE Inc., Class B	503	43,273
VF Corp.	73	6,380

		49,653

Tobacco — 1.3%
Altria Group Inc.	1,120	52,719
Philip Morris International Inc.	671	56,102

		108,821

Trading Companies & Distributors — 0.2%
Fastenal Co.	128	3,942
HD Supply Holdings Inc.(a)	115	4,659
United Rentals Inc.(a)	33	4,176
WW Grainger Inc.	22	6,403

		19,180

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	73	5,820

Total Common Stocks — 99.8% (Cost: $8,056,407)		8,461,537

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	24,000	$24,000

Total Short-Term Investments — 0.3% (Cost: $24,000)		24,000

Total Investments in Securities — 100.1% (Cost: $8,080,407)		8,485,537

Other Assets, Less Liabilities — (0.1)%		(5,563)

Net Assets — 100.0%		$8,479,974

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—	—	$—	$—	$(3)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,909	7,091	(a)	—	24,000	24,000	83	—	—
BlackRock Inc.	52	19		—	71	33,205	172	—	(932)

						$57,205	$255	$(3)	$(932)

(a)	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,461,537	$—	$—	$8,461,537
Money Market Funds	24,000	—	—	24,000

	$8,485,537	$—	$—	$8,485,537

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares